Intangibles And Goodwill (Tables)	6 Months Ended
Feb. 29, 2020
Intangibles And Goodwill [Abstract]
Schedule of discount rates and terminal value estimates utilized in impairment test
		Terminal value
	Post-taxdiscount rate	Terminalgrowth rate	Terminal adjusted EBITDA multiple
Cable	6.0%	0.5%	8.0x
Satellite	7.0%	-4.0%	6.7x
Wireless	7.0%	1.0%	5.3x

Schedule Of Sensitivity Analysis Of Significant Estimates
	Estimated decline in recoverable amount
		Terminal value
	1% increase indiscount rate	1% decrease interminal growth rate	0.5 times decrease interminal adjusted EBITDA multiple
Cable	15.0%	12.5%	6.2%
Satellite	7.8%	5.5%	7.4%
Wireless	18.2%	10.1%	9.4%